Stock Options and Warrants - Series A and C Warrants Price Adjustment - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 31, 2014	Oct. 14, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Proceeds from exercise of warrants			$ 602,000	$ 339,000	$ 2,386,000
Number of warrants exercised			170,113	39,295	16,954,822
Series C Warrants [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Proceeds from exercise of warrants			$ 537,538
Number of warrants exercised			157,704
Securities Purchase Agreement [Member] | Series H Preferred Stock [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Convertible preferred stock, conversion price	$ 0.0576	$ 1.79